Goodwill - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jul. 15, 2017
Indefinite-lived Intangible Assets [Line Items]
Goodwill	¥ 162,574	$ 25,511	¥ 162,574
Goodwill, accumulated impairment loss	¥ 0		¥ 0
Tasgen Group [Member]
Indefinite-lived Intangible Assets [Line Items]
Voting Interests Acquired				66.67%